Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	$ 314,945	$ 358,131
Derivative assets	2,795	9,587
Derivative liabilities	(4,107)	(2,948)
Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	194,553	202,834
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	13,443	19,482
U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	375	10,748
Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	106,574	125,067
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 1 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	314,945	358,131
Derivative assets	2,795	9,587
Derivative liabilities	(4,107)	(2,948)
Level 2 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	194,553	202,834
Level 2 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	13,443	19,482
Level 2 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	375	10,748
Level 2 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	106,574	125,067
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 3 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Other Receivables And Prepaid Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	2,795	9,587
Accrued Expenses And Other Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (4,107)	$ (2,948)